Amount Due from/(to) Related Parties	12 Months Ended
Dec. 31, 2022
Amount Due from/(to) Related Parties [Abstract]
Amount due from/(to) related parties

16. Amount due from/(to) related parties

The following is a list of the related parties with whom the Company conducted transactions for the year ended December 31, 2022, 2021 and 2020, and their relations with the Company:

Name of the related parties	Relation with the Company
Mr. Risheng Li	Founder, chairman of board of director, chief executive officer
Mr. Liedong Wang	Senior executive officer
Mr. Dahan Bao	Senior executive officer
	As of December 31, 2021	As of December 31, 2022
	US$	US$
Amount due from related parties
Mr. Risheng Li	—	—
	—	—
	As of December 31, 2021	As of December 31, 2022
	US$	US$
Amount due to related parties
Beijing SAI	30	—
	30	—

Amount due from related parties represents cash advanced to these officers for operation of the Company and are all subsequently collected. Amount due to related parties represents reimbursement payable to the management used for daily operation.

The related party transactions summarized by different natures are as follows:

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Settlement of advance to related parties for daily operation
Mr. Risheng Li	406	235	—
Mr. Liedong Wang	396	415	—
Mr. Dahan Bao	31	30	—

Repayment from related parties
Mr. Risheng Li	203	36	—
Mr. Liedong Wang	22	14	—
Mr. Dahan Bao	—	—	—